Cash, cash equivalents and restricted cash (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021		Jan. 01, 2021	[1]	Dec. 31, 2020	Dec. 31, 2018
Cash, cash equivalents and restricted cash
Cash in banks	$ 77,224	$ 463,666
Cash on hand	425	266
Short-term investments	627,331	270,028
Restricted funds held in trust related to debt service reserves	6,873	7,162
Total cash, cash equivalents and restricted cash	$ 711,853	$ 741,122	[1]	$ 506,468		$ 506,468	$ 423,449

[1]	The comparative Consolidated financial statements have been re-presented from Mexican peso to U.S. dollar to reflect the Company’s change in presentation currency.